Intangible Assets - Summary of Intangible Assets and Goodwill (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	₺ 12,367,784	₺ 11,308,062
Additions net of amortization	962,915	939,406
Disposals	(768)	(12,899)
Transfers	10,878	4,841
Impairment expenses/(reversals)	(15,345)	(18,460)
Disposal of subsidiaries		(51)
Acquisition through business combinations	191,292	78,828
Effects of movements in exchange rates	1,145,023	68,057
Balance at end of year	14,661,779	12,367,784
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	26,313,797	22,883,303
Additions	4,014,234	3,375,915
Disposals	(131,768)	(102,660)
Transfers	10,878	4,841
Disposal of subsidiaries		(22,590)
Acquisition through business combinations	191,292	78,828
Effects of movements in exchange rates	2,214,395	96,160
Balance at end of year	32,612,828	26,313,797
Cost [member] | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	9,188,733	9,132,617
Additions	279	695
Disposals	(830)	(32,445)
Transfers	18	10,110
Effects of movements in exchange rates	1,554,745	77,756
Balance at end of year	10,742,945	9,188,733
Cost [member] | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	11,835,827	10,133,924
Additions	2,003,373	1,621,210
Disposals	(73,673)	(31,808)
Transfers	131,439	107,819
Disposal of subsidiaries		(10,164)
Effects of movements in exchange rates	540,882	14,846
Balance at end of year	14,437,848	11,835,827
Cost [member] | Transmission lines software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	88,499	74,379
Additions	764	14,120
Balance at end of year	89,263	88,499
Cost [member] | Central betting system operating right [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		12,426
Disposal of subsidiaries		(12,426)
Cost [member] | Indefeasible right of usage [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	159,995	117,618
Additions	6,127	9,709
Transfers		32,668
Balance at end of year	166,122	159,995
Cost [member] | Brand name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	9,483	7,740
Additions	534	1,518
Disposals	(48)
Transfers	592
Effects of movements in exchange rates	1,650	225
Balance at end of year	12,211	9,483
Cost [member] | Customer base [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	15,512	15,512
Balance at end of year	15,512	15,512
Cost [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	40,010	32,834
Acquisition through business combinations	8,411	7,176
Balance at end of year	48,421	40,010
Cost [member] | Subscriber acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	4,787,853	3,248,859
Additions	1,804,368	1,573,606
Disposals	(56,666)	(37,307)
Effects of movements in exchange rates	110,045	2,695
Balance at end of year	6,645,600	4,787,853
Cost [member] | Electricity production license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisition through business combinations	182,881
Balance at end of year	182,881
Cost [member] | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	186,743	93,942
Additions	63,722	20,968
Disposals		(388)
Transfers	(457)	39
Acquisition through business combinations		71,652
Effects of movements in exchange rates	6,274	530
Balance at end of year	256,282	186,743
Cost [member] | Construction in progress
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	1,142	13,452
Additions	135,067	134,089
Disposals	(551)	(712)
Transfers	(120,714)	(145,795)
Effects of movements in exchange rates	799	108
Balance at end of year	15,743	1,142
Accumulated depreciation, amortization and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(13,946,013)	(11,575,241)
Additions - amortization	(3,051,319)	(2,436,509)
Disposals	131,000	89,761
Impairment expenses/(reversals)	(15,345)	(18,460)
Disposal of subsidiaries		22,539
Effects of movements in exchange rates	(1,069,372)	(28,103)
Balance at end of year	(17,951,049)	(13,946,013)
Accumulated depreciation, amortization and impairment [member] | Telecommunication licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(4,253,203)	(3,632,968)
Additions - amortization	(662,888)	(636,749)
Disposals	830	28,052
Transfers		7,700
Impairment expenses/(reversals)	(26)
Effects of movements in exchange rates	(537,662)	(19,238)
Balance at end of year	(5,452,949)	(4,253,203)
Accumulated depreciation, amortization and impairment [member] | Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(7,304,194)	(6,290,133)
Additions - amortization	(1,324,586)	(1,023,203)
Disposals	73,471	24,295
Impairment expenses/(reversals)	(15,319)	(18,460)
Disposal of subsidiaries		10,164
Effects of movements in exchange rates	(437,734)	(6,857)
Balance at end of year	(9,008,362)	(7,304,194)
Accumulated depreciation, amortization and impairment [member] | Transmission lines software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(79,073)	(71,602)
Additions - amortization	(846)	(7,471)
Balance at end of year	(79,919)	(79,073)
Accumulated depreciation, amortization and impairment [member] | Central betting system operating right [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year		(12,375)
Disposal of subsidiaries		12,375
Accumulated depreciation, amortization and impairment [member] | Indefeasible right of usage [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(56,974)	(40,420)
Additions - amortization	(11,532)	(8,854)
Transfers		(7,700)
Balance at end of year	(68,506)	(56,974)
Accumulated depreciation, amortization and impairment [member] | Brand name [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(7,040)	(7,040)
Additions - amortization	(32)
Disposals	33
Effects of movements in exchange rates	(306)
Balance at end of year	(7,345)	(7,040)
Accumulated depreciation, amortization and impairment [member] | Customer base [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(13,085)	(12,648)
Additions - amortization	(437)	(437)
Balance at end of year	(13,522)	(13,085)
Accumulated depreciation, amortization and impairment [member] | Subscriber acquisition cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(2,133,755)	(1,447,606)
Additions - amortization	(995,510)	(721,637)
Disposals	56,666	37,307
Effects of movements in exchange rates	(93,030)	(1,819)
Balance at end of year	(3,165,629)	(2,133,755)
Accumulated depreciation, amortization and impairment [member] | Electricity production license [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions - amortization	(3,382)
Balance at end of year	(3,382)
Accumulated depreciation, amortization and impairment [member] | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance at beginning of year	(98,689)	(60,449)
Additions - amortization	(52,106)	(38,158)
Disposals		107
Effects of movements in exchange rates	(640)	(189)
Balance at end of year	₺ (151,435)	₺ (98,689)